New standards and regulatory changes (Tables)	12 Months Ended
Dec. 31, 2019
New standards and regulatory changes
Summary of book values of the right-of-use assets, the lease liabilities and the movements for the period

The book values of the right-of-use assets, the lease liabilities and the movements for the period are detailed below:

	Right-of-use assets
	Lands and	Plant and		Right-of-		Lease
	buildings	equipment	Vehicles	use assets	Sublease	liabilities
Balance as of December 31, 2018 (1)	—	—	—	—	—	797,889
IFRS 16 adoption (January 1, 2019)	236,519	78,412	145,704	460,635	29,610	490,245
Additions	26,252	123,341	74,900	224,493	—	224,493
Amortization of the period	(44,254)	(50,944)	(80,156)	(175,354)	—	—
Impairment loss	—	(53,488)	—	(53,488)	—	—
Disposals	(4)	(57)	—	(61)	—	(50)
Finance cost	—	—	—	—	3,302	76,139
Repayment of borrowings	—	—	—	—	(3,476)	(300,326)
Exchange difference	—	—	—	—	—	2,564
Balance as of December 31, 2019	218,513	97,264	140,448	456,225	29,436	1,290,954

(1)Corresponds to the balance recognized by the Group as a financial lease under IAS 17.